Financial Instruments and Financial Risk Management - Schedule of Fair Value and Fair Value Hierarchy of Tax Receivable Liability Carried at Amortized Cost (Details) - EUR (€) € in Thousands	Jun. 30, 2025	Sep. 30, 2024
Disclosure of fair value measurement of liabilities [line items]
Tax receivable agreement liability	€ 330,776	€ 344,590
Carrying Value | Level 3
Disclosure of fair value measurement of liabilities [line items]
Tax receivable agreement liability	364,217	359,890
Fair Value | Level 3
Disclosure of fair value measurement of liabilities [line items]
Tax receivable agreement liability	€ 379,436	€ 382,619